Share-Based Payments (Tables)	12 Months Ended
Jun. 30, 2023
Share-based payment arrangements [Abstract]
Explanation of Effect of Share-based Payments on Entity's Profit or Loss	The total cost relating to employee share-based payments is made up as follows:

	SA Rand
Figures in million	2023	2022
Sisonke ESOP	—	91
Management DSP	114	109
Total employee share-based payments	114	200

Disclosure of Terms and Conditions of Share-based Payment Arrangement

Award	Vesting	Performance criteria
DS*
The awards will vest at a rate of 20% per annum over the following five years for executive directors and prescribed officers, and one-third per annum over the following three years for qualifying management.
The participant is still employed within the group.
*    Deferred shares.

During December 2021 shareholders approved the introduction of “no fault” termination effective 7 December 2021.

Termination of employees' participation in the share scheme is based on "no fault" and "fault" definitions:

•Fault	All unvested and unexercised DS not yet vested are lapsed and cancelled
•No fault	All unvested and unexercised DS will continue in force to vest on the original vesting dates in accordance with the rules of the plan.
The update of “no fault” termination will ensure that executives who leave the company in good standing, for example due to retirement, will continue to be exposed to the company share price for the remainder of the vesting periods of unvested awards.
It will encourage and reward their focus on sustainability and succession during their tenure.
36    Share-based payments continued
Employee share-based payments continued
Options granted under the Management Deferred Share Plan continued

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options

	2023	2022
18 September 2019 – 3 years
Gain realised by participants on options exercised during the year (R million)	12	13
Weighted average share price at the date of exercise (SA Rand)	41.00	47.24
Remaining life (years)	—	0.2
18 September 2019 – 5 years
Gain realised by participants on options exercised during the year (R million)	2	2
Weighted average share price at the date of exercise (SA Rand)	47.41	51.74
Remaining life (years)	1.2	2.2
18 September 2020 – 3 years
Gain realised by participants on options exercised during the year (R million)	11	13
Weighted average share price at the date of exercise (SA Rand)	41.50	47.24
Remaining life (years)	0.2	1.2
18 September 2020 – 5 years
Gain realised by participants on options exercised during the year (R million)	2	2
Weighted average share price at the date of exercise (SA Rand)	47.41	49.6
Remaining life (years)	2.2	3.2
18 September 2021 – 3 years
Gain realised by participants on options exercised during the year (R million)	31	—
Weighted average share price at the date of exercise (SA Rand)	40.21	—
Remaining life (years)	1.2	—
18 September 2021 – 5 years
Gain realised by participants on options exercised during the year (R million)	4	—
Weighted average share price at the date of exercise (SA Rand)	47.41	—
Remaining life (years)	3.2	—

Number of DS
Activity on DS granted but not exercised	2023	2022
Balance at beginning of year	4 449 291	2 102 523
Options granted	2 318 254	3 298 489
Options exercised	(1 480 166)	(641 562)
Options forfeited and lapsed	(201 859)	(310 159)
Balance at end of year	5 085 520	4 449 291

List of options granted but not yet exercised (listed by grant date)	Number of options	Remaining life (years)
As at 30 June 2023
Deferred shares
18 September 2019 – 5 years	128 334	1.2
18 September 2020 – 3 years	269 919	0.2
18 September 2020 – 5 years	229 091	2.2
20 September 2021 – 3 years	1 478 246	1.2
20 September 2021 – 5 years	705 413	3.2
19 September 2022 – 3 years	1 620 124	2.2
19 September 2022 – 5 years	654 393	4.2
Total options granted but not yet exercised	5 085 520